Rockefeller U.S. Small-Mid Cap Equity ETF

Schedule of Investments

October 31, 2024 (Unaudited)

COMMON STOCKS - 97.7%	Shares	Value
Banking - 1.9%
Western Alliance Bancorp	163,016	$13,564,561

Consumer Discretionary Products - 8.6%
AZEK Co., Inc.(a)	431,442	18,983,448
Crocs, Inc.(a)	113,751	12,264,633
Ralph Lauren Corp.	57,921	11,464,304
Skechers USA, Inc. - Class A(a)	309,104	18,997,532
		61,709,917

Consumer Discretionary Services - 3.8%
Stride, Inc.(a)	296,638	27,670,393

Financial Services - 9.4%
HA Sustainable Infrastructure Capital, Inc.	545,703	19,094,148
PJT Partners, Inc. - Class A	134,614	18,705,961
SLM Corp.	582,398	12,830,228
StoneX Group, Inc.(a)	189,187	17,034,397
		67,664,734

Health Care - 10.5%
Chemed Corp.	21,474	11,601,114
Masimo Corp.(a)	99,586	14,341,380
Merit Medical Systems, Inc.(a)	317,411	31,315,769
RadNet, Inc.(a)	276,478	17,982,129
		75,240,392

Industrial Products - 13.5%
AAON, Inc.	122,157	13,952,773
Badger Meter, Inc.	70,914	14,186,346
Curtiss-Wright Corp.	70,891	24,454,559
Hexcel Corp.	188,579	11,067,702
Mueller Industries, Inc.	267,766	21,948,779
Trimble, Inc.(a)	190,935	11,551,567
		97,161,726

Industrial Services - 14.0%
Applied Industrial Technologies, Inc.	55,747	12,910,448
Casella Waste Systems, Inc.(a)	94,987	9,297,328
Clean Harbors, Inc.(a)	49,976	11,557,450
Korn Ferry	109,274	7,720,208
Sterling Infrastructure, Inc.(a)	118,841	18,354,992
Tetra Tech, Inc.	419,638	20,511,905
Verra Mobility Corp.(a)	414,960	10,776,511
WillScot Holdings Corp.(a)	301,309	9,985,380
		101,114,222

Insurance - 4.7%
Reinsurance Group of America, Inc.	159,863	33,743,882

Materials - 1.5%
Boise Cascade Co.	78,946	10,502,186

Retail & Wholesale - Staples - 5.0%
BJ’s Wholesale Club Holdings, Inc.(a)	136,724	11,584,625
Ollie’s Bargain Outlet Holdings, Inc.(a)	268,708	24,675,456
		36,260,081

Retail & Wholesale - Discretionary - 4.1%
FirstCash Holdings, Inc.	184,908	19,132,431
Signet Jewelers Ltd.	110,576	10,137,608
		29,270,039

Software & Tech Services - 13.6%
Agilysys, Inc.(a)	172,462	17,253,098
Altair Engineering, Inc. - Class A(a)	109,461	11,382,849
ASGN, Inc.(a)	120,464	11,094,734
Donnelley Financial Solutions, Inc.(a)	297,919	17,380,594
Insight Enterprises, Inc.(a)	57,602	10,075,742
Pros Holdings, Inc.(a)	723,093	14,317,241
Q2 Holdings, Inc.(a)	194,595	16,474,413
		97,978,671

Tech Hardware & Semiconductors - 7.1%
Arrow Electronics, Inc.(a)	113,872	13,513,190
Impinj, Inc.(a)	48,791	9,269,802
TD SYNNEX Corp.	243,919	28,136,057
		50,919,049

TOTAL COMMON STOCKS (Cost $550,415,386)		702,799,853

CONTINGENT VALUE RIGHTS - 0.0%
Health Care - 0.0%
ABIOMED, Inc., Expires, Exercise Price $0.00(a)(b)	68,833	—
TOTALCONTINGENT VALUE RIGHTS (Cost $0)		—

REAL ESTATE INVESTMENT TRUSTS - 1.6%
Camden Property Trust	100,169	11,598,569
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $12,101,067)		11,598,569

TOTAL INVESTMENTS - 99.3% (Cost $562,516,453)		$714,398,422
Assets in Excess of Other Liabilities 0.7%		5,254,679
TOTAL NET ASSETS - 100.0%		$719,653,101

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of October 31, 2024.